Exhibit 99.1

September 11, 2015

Realty Finance Trust, Inc.
405 Park Avenue, 7th Floor
New York, New York 10022

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures described below, which were agreed to by Realty Finance Trust, Inc. (the “Company”), J.P. Morgan Securities LLC (“JP Morgan”) and Barclays Capital, Inc. (“Barclays”) (together with the Company, the “Specified Parties”), relating to the proposed offering of the RFT 2015-FL1 Issuer, Ltd., Secured Floating Rate Notes.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report.  Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in the “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On September 11, 2015, representatives of the Company provided us with a computer-generated commercial mortgage loan data file and related record layout (the “Data File”) containing 28 commercial mortgage loans (the “Mortgage Loans”) that are secured by 28 mortgaged properties (the “Mortgaged Properties”).

Representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix) related to the Mortgage Loans and their respective Mortgaged Properties.

At your request, for each of the Mortgage Loans and their related Mortgaged Properties set forth on the Data File, we compared certain characteristics set forth on the Data File (the “Characteristics” as listed in the Appendix) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Mortgage Loans underlying any of the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the Mortgage Loans or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above.  The information provided to us, including the information set forth in the Data File, is the responsibility of the Company.

We were not engaged to conduct, and did not conduct, (i) an audit conducted in accordance with generally accepted auditing standards or (ii) an examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or limited assurance on the accompanying information.  Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.  We have no responsibility to update this report for events or circumstances occurring after the date of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

Appendix

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents, as provided to us by representatives of the Company, with respect to each of the Mortgage Loans and the related Mortgaged Properties (the “Source Documents”).

Loan agreement, promissory notes, consolidated, amended and restated promissory notes, modification agreements, indentures,  purchase and sale agreements, mortgage, deed of trusts, reserve agreements and loan extension agreement (collectively, the “Loan Agreement”);

Subordinate loan agreement, subordinate promissory note, promissory note splitter or b-note, (collectively, “Subordinate Loan Document”);

Master lease agreement and ground lease agreement (collectively, “Lease Agreements”);

The settlement or closing statements (the “Closing Statement”);

The most recent real estate property appraisal report available or, if not available, the real estate property appraisal report at origination (the “Most Recent Appraisal Report”);

Underwritten rent rolls, borrower rent rolls, tenant leases, lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The environmental database report (the “Environmental Database Report”);

The property engineering reports (the “Engineering Report”);

The phase I environmental reports (the “Phase I Report”);

The phase II environmental reports (the “Phase II Report”);

The seismic reports (the “Seismic Report”);

The hotel franchise agreements (the “Hotel Franchise Agreement”);

The third party interest rate cap agreements (the “Interest Rate Cap Agreement”;

The electronic data files with respect to financial summaries and operating statements (collectively, the “Operating Statement”);

The electronic data files with respect to most recent and historical underwritten financial summaries and operating statements (collectively, the “Underwritten Operating Statement File”); and

An electronic data file with respect to certain servicing information (collectively, the “Servicing File”).

Number	Characteristics on Data File	Source Document
1	Loan / Property	None - Client provided information
2	Loan ID #	Identification purposes only
3	Status	None - Client provided information
4	Loan Name	Identification purposes only
5	Property Name	Identification purposes only
6	Property Address	Most Recent Appraisal Report
7	Property City	Most Recent Appraisal Report
8	Property State	Most Recent Appraisal Report
9	Property Zip Code	Most Recent Appraisal Report
10	Property Type	Most Recent Appraisal Report
11	Property Sub-Type	Most Recent Appraisal Report
12	Loan Purpose	Closing Statement/ Most Recent Appraisal Report
13	Sponsor	None - Client provided information
14	Borrower Name	Loan Agreement
15	Recourse (Y / N / Partial)	Loan Agreement
16	Note Date	Loan Agreement
17	Mortgage Loan Cut-off Date Commitment	Calculation - see procedures below
18	Mortgage Asset Original Funded Amount	Loan Agreement
19	Mortgage Asset Cut-off Date Balance	Servicing File
20	% of Aggregate Mortgage Asset Cut-off Date Balance	Calculation - see procedures below
21	Maximum Future Funding Participation Commitment	Loan Agreement
22	Future Funding Advances Made Prior to Cut-off Date	Servicing File
23	Remaining Future Funding Participation Commitment	Servicing File
24	Pari Passu Debt Amount	Loan Agreement
25	Current Existing Additional Debt	Loan Agreement/Subordinate Loan Document
26	Form of Existing Additional Debt	Loan Agreement/Subordinate Loan Document
27	Additional Financing Permitted in Future (Y/N)	Loan Agreement
28	First Payment Date	Loan Agreement
29	Loan Type (Fixed / Floating)	Loan Agreement
30	Cut-Off Date Interest Rate (per annum)	Calculation - see procedures below
31	Index	Loan Agreement
32	Gross Margin	Loan Agreement
33	LIBOR Cap Strike Rate	Interest Rate Cap Agreement
34	LIBOR Cap Expiration (If Prior to Initial Maturity Date)	Loan Agreement/Interest Rate Cap Agreement
35	LIBOR Cap Provider	Interest Rate Cap Agreement
36	LIBOR Floor	Loan Agreement
37	LIBOR Rounding Factor	Loan Agreement
38	Index Determination Lookback (in days)	Loan Agreement
39	Annual Debt Service (IO)	Calculation - see procedures below
40	Interest Calculation Method	Loan Agreement
41	Interest rate adjustment frequency	Loan Agreement
42	P&I payment frequency	Loan Agreement
43	Initial Maturity Date	Loan Agreement
44	Amortization Type	Loan Agreement
45	Original Loan Term (Months)	Loan Agreement
46	Remaining Term (Months)	Calculation - see procedures below
47	Original Amortization Term (Months)	Loan Agreement

Number	Characteristics on Data File	Source Document
48	Remaining Amortization Term (Months)	Loan Agreement
49	Original IO Term (Months)	Loan Agreement
50	Remaining IO Term (Months)	Calculation - see procedures below
51	Seasoning	Calculation - see procedures below
52	Extension Options	Loan Agreement
53	First Extension Period (months)	Loan Agreement
54	Second Extension Period (months)	Loan Agreement
55	Third Extension Period (months)	Loan Agreement
56	Fully Extended Loan Term (Original)	Loan Agreement
57	Fully Extended Loan Term (Remaining)	Calculation - see procedures below
58	Fully Extended Maturity Date	Loan Agreement
59	First Extension Margin Step Up	Loan Agreement
60	Second Extension Margin Step Up	Loan Agreement
61	Third Extension Margin Step Up	Loan Agreement
62	First Extension Fee	Loan Agreement
63	Second Extension Fee	Loan Agreement
64	Third Extension Fee	Loan Agreement
65	Exit Fee	Loan Agreement
66	Prepayment Provision	Loan Agreement
67	Original Lockout Period	Loan Agreement
68	Lien Position	Title Policy
69	Ownership Interest	Title Policy
70	Ground Lease Expiration Date	Loan Agreement/ Lease Agreements
71	Cross-collateralized (Y/N)	Loan Agreement
72	Property Size	Rent Roll
73	Property Size Units (SF/ Keys/ Units/ Beds)	Rent Roll
74	Cut-Off Date Balance per SF / Key / Unit/ Beds	Calculation - see procedures below
75	Year Built	Most Recent Appraisal Report, Engineering Report
76	Year Renovated	Most Recent Appraisal Report, Engineering Report
77	Occupancy	Rent Roll
78	Occupancy As of Date*	Rent Roll
79	Appraiser Name	Most Recent Appraisal Report
80	Date of Appraisal	Most Recent Appraisal Report
81	As-Is Appraised Value	Most Recent Appraisal Report
82	Date of Appraised Value	Most Recent Appraisal Report
83	Cut-Off Date Balance As-Is LTV	Calculation - see procedures below
84	Stabilized Appraised Value	Most Recent Appraisal Report
85	Appraisal Anticipated Stabilization Date	Most Recent Appraisal Report
86	Cut-Off Date Total Commitment Stabilized LTV	Calculation - see procedures below
87	2012 Revenues	Operating Statement
88	2012 Expenses	Operating Statement
89	2012 NOI	Operating Statement
90	2012 NCF	Operating Statement
91	2012 Occupancy (For Hospitality)	Operating Statement
92	2012 ADR	Operating Statement
93	2012 RevPar	Operating Statement

Number	Characteristics on Data File	Source Document
94	2012 Financial Notes	Operating Statement
95	2013 Revenues	Operating Statement
96	2013 Expenses	Operating Statement
97	2013 NOI	Operating Statement
98	2013 NCF	Operating Statement
99	2013 Occupancy (For Hospitality)	Operating Statement
100	2013 ADR	Operating Statement
101	2013 RevPar	Operating Statement
102	2013 Financial Notes	Operating Statement
103	2014 Revenues	Operating Statement
104	2014 Expenses	Operating Statement
105	2014 NOI	Operating Statement
106	2014 NCF	Operating Statement
107	2014 Occupancy (For Hospitality)	Operating Statement
108	2014 ADR	Operating Statement
109	2014 RevPar	Operating Statement
110	2014 Financial Notes	Operating Statement
111	Most Recent Revenue	Operating Statement
112	Most Recent Expenses	Operating Statement
113	Most Recent NOI	Operating Statement
114	Most Recent NCF	Operating Statement
115	Most Recent Occupancy (For Hospitality)	Operating Statement
116	Most Recent ADR	Operating Statement
117	Most Recent RevPar	Operating Statement
118	Most Recent Period	Operating Statement
119	Underwritten Occupancy	Underwritten Operating Statement File
120	Underwritten Total Revenues	Underwritten Operating Statement File
121	Underwritten Total Expenses	Underwritten Operating Statement File
122	Underwritten NOI	Underwritten Operating Statement File
123	Underwritten Reserves	Underwritten Operating Statement File
124	Underwritten NCF	Underwritten Operating Statement File
125	Debt Yield at Underwritten NOI	Calculation - see procedures below
126	Debt Yield at Underwritten NCF	Calculation - see procedures below
127	DSCR at Underwritten NOI	Calculation - see procedures below
128	DSCR at Underwritten NCF	Calculation - see procedures below
129	Underwritten Stabilized Occupancy	Underwritten Operating Statement File
130	Underwritten Stabilized Total Revenues	Underwritten Operating Statement File
131	Underwritten Stabilized Total Expenses	Underwritten Operating Statement File
132	Underwritten Stabilized NOI	Underwritten Operating Statement File
133	Underwritten Stabilized Reserves	Underwritten Operating Statement File
134	Underwritten Stabilized NCF	Underwritten Operating Statement File
135	Debt Yield at Underwritten Stabilized NOI	Calculation - see procedures below
136	Debt Yield at Underwritten Stabilized NCF	Calculation - see procedures below
137	DSCR at Underwritten Stabilized NCF	Calculation - see procedures below
138	Appraisal Stabilized Occupancy	Most Recent Appraisal Report
139	Appraisal Stabilized Revenues	Most Recent Appraisal Report
140	Appraisal Stabilized Expenses	Most Recent Appraisal Report
141	Appraisal Stabilized NOI	Most Recent Appraisal Report

Number	Characteristics on Data File	Source Department
142	Appraisal Stabilized Reserves	Most Recent Appraisal Report
143	Appraisal Stabilized NCF	Most Recent Appraisal Report
144	Debt Yield at Appraisal Stabilized NOI	Calculation - see procedures below
145	DSCR at Appraisal Stabilized NOI	Calculation - see procedures below
146	Single Tenant (Y/N)	Rent Roll
147	Largest Tenant	Rent Roll
148	Largest Tenant SF	Rent Roll
149	Largest Tenant Lease Expiration	Rent Roll
150	2nd Largest Tenant	Rent Roll
151	2nd Largest Tenant SF	Rent Roll
152	2nd Largest Tenant Lease Expiration	Rent Roll
153	3rd Largest Tenant	Rent Roll
154	3rd Largest Tenant SF	Rent Roll
155	3rd Largest Tenant Lease Expiration	Rent Roll
156	4th Largest Tenant	Rent Roll
157	4th Largest Tenant SF	Rent Roll
158	4th Largest Tenant Lease Expiration	Rent Roll
159	5th Largest Tenant	Rent Roll
160	5th Largest Tenant SF	Rent Roll
161	5th Largest Tenant Lease Expiration	Rent Roll
162	Hotel Franchise	Hotel Franchise Agreement
163	Hotel Franchise Expiration Date	Hotel Franchise Agreement
164	Lockbox Type	Loan Agreement
165	Lockbox Trigger Event	Loan Agreement
166	Cash Management Type	Loan Agreement
167	Engineering Report Date	Engineering Report
168	Recommended Immediate Repairs	Engineering Report
169	Environmental Report Date (Phase I)	Phase I Report
170	Environmental Report Date (Phase II)	Phase II Report
171	Environmental Insurance (Y/N)	None - Client provided information
172	Seismic Report Date	Seismic Report
173	Seismic PML %	Seismic Report
174	Seismic Insurance Required (Y/N)	None - Client provided information
175	As of Date for Escrows and Reserves	Servicing File
176	Insurance Escrow Balance	Servicing File
177	Insurance Escrow Monthly	Servicing File
178	Tax Escrow Balance	Servicing File
179	Tax Escrow Monthly	Servicing File
180	Deferred Maintenance (Origination)	Loan Agreement
181	Deferred Maintenance (Current)	Servicing File
182	Note (with regard to Deferred Maintenance)	Loan Agreement
183	Replacement Reserve (Origination)	Loan Agreement
184	Replacement Reserve (Current)	Servicing File
185	Replacement Reserve Monthly Impound	Loan Agreement/ Servicing File
186	Replacement Reserve Note	Loan Agreement
187	Interest Reserve (Origination)	Loan Agreement
188	Interest Reserve (Current)	Servicing File
189	Interest Reserve Monthly Impound	Loan Agreement/ Servicing File

Number	Characteristics on Data File	Source Department
190	Note (with regard to Interest Reserve)	Loan Agreement
191	Leasing Reserve (Origination)	Loan Agreement
192	Leasing Reserve (Current)	Servicing File
193	Leasing Reserve Monthly Impound	Loan Agreement/ Servicing File
194	Leasing Reserve Note	Loan Agreement
195	Operating Expense Reserve (Origination)	Loan Agreement
196	Operating Expense Reserve (Current)	Servicing File
197	Operating Expense Reserve Note	Loan Agreement
198	Excess Cashflow Reserve (Origination)	Loan Agreement
199	Excess Cashflow Reserve (Current)	Servicing File
200	Excess Reserve Cashflow Note	Loan Agreement
201	Other Reserve 1 Type	Loan Agreement
202	Other Reserve 1 (Origination)	Loan Agreement
203	Other Reserve 1 (Current)	Servicing File
204	Other Reserve 1 Note	Loan Agreement
205	Other Reserve 2 Type	Loan Agreement
206	Other Reserve 2 (Origination)	Loan Agreement
207	Other Reserve 2 (Current)	Servicing File
208	Other Reserve 2 Note	Loan Agreement
209	Other Reserve 3 Type	Loan Agreement
210	Other Reserve 3 (Origination)	Loan Agreement
211	Other Reserve 3 (Current)	Servicing File
212	Other Reserve 3 Note	Loan Agreement
213	FF Leasing Amount	Loan Agreement
214	Leasing Cut Off Type	Loan Agreement
215	FF Cut Off Date	Loan Agreement
216	FF Repairs Amount	Loan Agreement
217	Repairs Cut Off Type	Loan Agreement
218	Repairs Cut Off Date	Loan Agreement
219	Other FF type	Loan Agreement
220	Other FF Amount	Loan Agreement
221	Other FF Cut Off Type	Loan Agreement
222	Other FF Cut Off Date	Loan Agreement
*Month and Year Only

Calculation Procedures

With respect to Characteristic 17, we recomputed the Mortgage Loan Cut-off Date Commitment as the sum of (i) the Mortgage Asset Original Funded Amount and (ii) the Maximum Future Funding Participation Commitment.

With respect to Characteristic 20, we recomputed the % of Aggregate Mortgage Asset Cut-off Date Balance by dividing (i) the Mortgage Asset Cut-off Date Balance by (ii) the aggregate Mortgage Asset Cut-off Date Balance.

With respect to Characteristic 30, we recomputed the Cut-Off Date Interest Rate (per annum) as the sum of (i) the maximum of (a) as provided by you, an assumed Index rate of 0.19255% and (b) the LIBOR Floor (if applicable) and (ii) the Gross Margin.

With respect to Characteristic 39, we recomputed the Annual Debt Service (IO) as the product of (i) the Mortgage Asset Cut-off Date Balance, (ii) the Cut-Off Date Interest Rate (per annum) and (iii) the quotient of (a) 365 and (b) 360.

With respect to Characteristic 46, we recomputed the Remaining Term (months) by subtracting the Seasoning from the Original Loan Term (Months).

With respect to Characteristic 50, we recomputed the Remaining IO Term (months) by subtracting the Seasoning from the Original IO Term (Months).

With respect to Characteristic 51, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the month of September 2015.

With respect to Characteristic 57, we recomputed the Fully Extended Loan Term (Remaining) by subtracting the Seasoning from the Fully Extended Loan Term (Original).

With respect to Characteristic 74, we recomputed the Cut-Off Date Balance per SF / Key / Unit / Beds by dividing (i) the Mortgage Asset Cut-off Date Balance by (ii) the Property Size.

With respect to Characteristic 83, we recomputed the Cut-Off Date Balance As-Is LTV by dividing (i) the Mortgage Asset Cut-off Date Balance by (ii) the As-Is Appraised Value.

With respect to Characteristic 86, we recomputed the Cut-Off Date Total Commitment Stabilized LTV by dividing (i) the Mortgage Loan Cut-off Date Commitment by (ii) the Stabilized Appraised Value. For all Mortgage Loans with a Stabilized Appraised Value of “N/A”, we noted the Cut-Off Date Total Commitment Stabilized LTV as “N/A”.

With respect to Characteristic 125, we recomputed the Debt Yield at Underwritten NOI by dividing (i) the Underwritten NOI by (ii) the Mortgage Asset Cut-off Date Balance.

With respect to Characteristic 126, we recomputed the Debt Yield at Underwritten NCF by dividing (i) the Underwritten NCF by (ii) the Mortgage Asset Cut-off Date Balance.

With respect to Characteristic 127, we recomputed the DSCR at Underwritten NOI by dividing (i) the Underwritten NOI by (ii) the Annual Debt Service (IO).

With respect to Characteristic 128, we recomputed the DSCR at Underwritten NCF by dividing (i) the Underwritten NCF by (ii) the Annual Debt Service (IO).

With respect to Characteristic 135, we recomputed the Debt Yield at Underwritten Stabilized NOI by dividing (i) the Underwritten Stabilized NOI by (ii) the Mortgage Loan Cut-off Date Commitment.

With respect to Characteristic 136, we recomputed the Debt Yield at Underwritten Stabilized NCF by dividing (i) the Underwritten Stabilized NCF by (ii) the Mortgage Loan Cut-off Date Commitment.

With respect to Characteristic 137, we recomputed the DSCR at Underwritten Stabilized NCF by dividing (i) the Underwritten Stabilized NCF by (ii) the product of (a) the Mortgage Loan Cut-off Date Commitment, (b) the Cut-Off Date Interest Rate (per annum) and (c) the quotient of (I) 365 and (II) 360.

With respect to Characteristic 144, we recomputed the Debt Yield at Appraisal Stabilized NOI by dividing (i) the Appraisal Stabilized NOI by (ii) the Mortgage Loan Cut-off Date Commitment.

With respect to Characteristic 145, we recomputed the DSCR at Appraisal Stabilized NOI by dividing (i) the Appraisal Stabilized NOI by (ii) the product of (a) the Mortgage Loan Cut-off Date Commitment, (b) the Cut-Off Date Interest Rate (per annum) and (c)  the quotient of (I) 365 and (II) 360.